Note 8 - Net Loss Per Share	12 Months Ended
Dec. 31, 2023
Notes to Financial Statements
Earnings Per Share [Text Block]
8.	Net loss per share

Basic and diluted net loss per share attributable to ordinary shareholders was calculated as follows:

	Year Ended December 31,
	2021	2022	2023
Numerator:
Net loss attributable to BeyondSpring Inc.—basic and diluted	$(64,179)	$(33,279)	$(21,026)

Denominator:
Weighted average number of ordinary shares outstanding—basic and diluted	39,023,643	39,093,246	38,996,463

Net loss per share —basic and diluted	$(1.64)	$(0.85)	$(0.54)

The effects of all share options and unvested restricted shares were excluded from the calculation of diluted loss per share as their effect would have been anti-dilutive during the years ended December 31, 2021, 2022, and 2023.